Consolidated condensed income statements - USD ($) shares in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Consolidated income statements [Abstract]
Revenue	$ 940,418	$ 768,734
Other operating income	57,597	75,902
Employee benefit expenses	(59,105)	(37,430)
Depreciation, amortization, and impairment charges	(334,916)	(302,166)
Other operating expenses	(320,873)	(197,635)
Operating profit	283,121	307,405
Financial income	1,848	6,413
Financial expense	(277,000)	(289,439)
Net exchange differences	2,046	(1,482)
Other financial income, net	21,684	62,597
Financial expense, net	(251,422)	(221,911)
Share of profit/(loss) of associates carried under the equity method	4,245	(2,248)
Profit before income tax	35,944	83,246
Income tax	(42,390)	(25,079)
Profit/(loss) for the period	(6,446)	58,167
(Profit)/loss attributable to non-controlling interests	(11,720)	3,042
Profit/(loss) for the period attributable to the Company	$ (18,166)	$ 61,209
Weighted average number of ordinary shares outstanding - basic (in shares)	110,749	101,602
Weighted average number of ordinary shares outstanding - diluted (in shares)	114,156	102,499
Basic earnings per share (in dollars per share)	$ (0.16)	$ 0.60
Diluted earnings per share (in dollars per share)	$ (0.16)	$ 0.60